Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Apr. 25, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Document Effective Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Kennedy Capital ESG SMID Cap Fund | Investor Class Shares
Prospectus:
Trading Symbol	ESGSX
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares
Prospectus:
Trading Symbol	KESGX
Kennedy Capital Small Cap Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	KSGRX
Kennedy Capital Small Cap Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	KGROX
Kennedy Capital Small Cap Value Fund | Investor Class Shares
Prospectus:
Trading Symbol	KSVLX
Kennedy Capital Small Cap Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	KVALX